ACQUIRED TECHNOLOGY (Tables)	9 Months Ended
Dec. 31, 2012
ACQUIRED TECHNOLOGY [Abstract]
Company Acquired Technology Rights
	Estimated
	Useful Life	December 31,	March 31,
	(Years)	2012	2012
Technology right	15	$1,635,300	$-
Less accumulated amortization		(54,510)	-

		$1,580,790	$-